Hedge accounting (Detail 9) - Cash flow hedges of forecast transactions - Interest rate risk - Hedging instruments: Interest rate swaps - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	$ 69,443	$ 70,149
Derivative financial assets	16	24
Derivative financial liabilities		1
Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	16,462
Derivative financial assets	0
Derivative financial liabilities	0
UBS AG
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	69,443	70,149
Derivative financial assets	16	24
Derivative financial liabilities		$ 1
UBS AG | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount	16,462
Derivative financial assets	0
Derivative financial liabilities	$ 0